Note 6 - Debt - Revolving Line of Credit Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Outstanding borrowings	$ 1,000	$ 237,225
Maximum amount of borrowings drawn during the period	$ 233,063	$ 290,968
Interest rate	5.83%	6.93%
Average outstanding borrowings	$ 124,606	$ 162,780
Weighted average interest rate	6.86%	6.78%